RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 11 — RELATED PARTY TRANSACTIONS

MBTH

On April 29, 2014, the Company entered into a management agreement (the “Management Agreement”) with MB Technology Holdings, LLC (“MBTH”), pursuant to which MBTH agreed to provide certain management and financial services to the Company for a monthly fee of $25,000. The Management Agreement was effective January 1, 2014. The Company incurred fees related to the Management Agreement of $150,000 and $0, respectively, for the six months ended June 30, 2014 and 2013. As of June 30, 2014, MBTH owned approximately 25.63% of the Company’s outstanding shares. Roger Branton, the Company’s Chief Financial Officer, and George Schmitt, the Company’s Executive Chairman, are directors of MBTH, and Richard Mooers, a director of the Company, is the CEO and a director of MBTH.
During the six months ended June 30, 2014, MBTH incurred no new liabilities on behalf of the Company. From January 1, 2014 to June 30, 2014, the Company repaid MBTH $395,000 for liabilities previously paid by MBTH. The due to related party balance was $1,131,000 as of June 30, 2014.

Deferred Revenue

On October 16, 2013, the Company completed the first delivery of our xMax comprehensive cognitive radio system, shipping equipment and providing engineering services required to fulfill the $179,000 purchase order that was received from rural broadband provider Walnut Hill Telephone Company on November 26, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Walnut Hill Telephone Company. Given that Larry Townes is a director of xG Technology, the sale of equipment to Walnut Hill Telephone Company is considered to be a related party transaction. Due to Walnut Hill Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction is considered deferred revenue as of June 30, 2014.
On December 16, 2013, the Company sold our xMax comprehensive cognitive radio system to Haxtun Telephone Company for $301,000 to fulfill a purchase order that was received on November 24, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Haxtun Telephone Company. Given that Larry Townes is a director of xG Technology, the sale of equipment to Haxtun Telephone Company is considered to be a related party transaction. Due to Haxtun Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction is considered deferred revenue as of June 30, 2014.

Mooers Branton & Co. Incorporated

On March 2, 2006, the Company entered into a management agreement (the “MBC Management Agreement”) with Mooers Branton & Co. Incorporated (“MBC”), a Florida corporation, pursuant to which MBC agreed to provide certain management and financial services to the Company for a monthly fee of $80,000. The MBC Management Agreement was terminated on January 1, 2014. The Company incurred fees related to the MBC Management Agreement of $0 and $480,000, respectively, for the six months ended June 30, 2014 and 2013. MBC is beneficially controlled and operated by Richard Mooers, a director and Roger Branton, a director and the Chief Financial Officer, of the Company.

 15 — RELATED PARTY TRANSACTIONS

MBTH

As of December 31, 2013 MBTH owned approximately 33% of the Company’s outstanding shares, which represents a controlling interest. The Company has entered into convertible notes with MBTH refer to Note 9 — Convertible Notes Payable.

Due from Related Party

On November 20, 2013, the Company paid $1,350,000 to MBTH which is recorded as a related party receivable as of December 31, 2013. On January 7, 2014, MBTH paid the company $1,350,000 in repayment of the receivable balance.

Due to Related Party

Effective July 1, 2011, by agreement of a committee of the Directors who did not own interests in MBTH, the Company entered into an arrangement with MBTH whereby MBTH assumed certain liabilities of the Company including certain payroll, management fees and other operating costs in the amount of $250,000 per month for a period of twelve months. In consideration for this agreement, the Company issued MBTH 342,857 shares on June 23, 2011 at a price of $8.75 per share for proceeds of $3 million. On July 1, 2012 the agreement with MBTH to assume liabilities of the Company expired. Subsequent to the assumption of liability agreement and through December 31, 2013, MBTH paid additional liabilities on behalf of the Company amounting to $3.6 million. From January 1, 2013 through December 31, 2013, MBTH paid additional liabilities on the behalf of the Company of approximately $2,506,000, the Company repaid MBTH $1,065,000 for liabilities previously paid by MBTH, and the Company refinanced $1,013,000 of liabilities previously paid by MBTH into the Bridge Loan (see Note 9 – Convertible Notes Payable) for a net increase in the related party liability of $428,000. The due to related party balance was $1,526,000 as of December 31, 2013.

On September 30, 2013, the independent directors of the Company not related with MBTH authorized a onetime agreement, whereby we issued to MBTH 1,599,453 shares of our common stock and a warrant to purchase 1,363,636 shares of our common stock at an exercise price of $6.87 per share for the difference in price between the shares issued to them in March 2013 at a price of $13.30 per share in exchange for the conversion of its 2011 Convertible Note and the $5.50 purchase price for shares sold in our initial public offering in July 2013. Additionally, the Modified Strike Price, agreed upon between the Company and MBTH in January 2013, of $13.30 per share for the two options representing 571,428 underlying shares granted to MBTH in February 2011 has been lowered to $5.50. See Note 11 — Equity.

Deferred Revenue

On October 16, 2013, the Company completed the first delivery of our xMax comprehensive cognitive radio system, shipping equipment required to fulfill the $155,000 purchase order that was received from rural broadband provider Walnut Hill Telephone Company on November 26, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Walnut Hill Telephone Company. Given that Larry Townes is a director of xG Technology, the sale of equipment to Walnut Hill Telephone Company is considered to be a related party transaction. Due to Walnut Hill Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction is considered deferred revenue as of December 31, 2013.

On December 16, 2013, the Company sold our xMax comprehensive cognitive radio system to Haxtun Telephone Company for $301,000 to fulfill a purchase order that was received on November 24, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Haxtun Telephone Company. Given that Larry Townes is a director of xG Technology, the sale of equipment to Haxtun Telephone Company is considered to be a related party transaction. Due to Haxtun Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction is considered deferred revenue as of December 31, 2013.

Mooers Branton & Co. Incorporated

On March 2, 2006, the Company entered into a management agreement (the “Management Agreement”) with Mooers Branton & Co. Incorporated (“MBC”), a Florida corporation, pursuant to which MBC agreed to provide certain management and financial services to the Company for a monthly fee of $80,000. The Management Agreement was effective January 1, 2006. The Company incurred fees related to the Management Agreement of $960,000 in the years ended December 31, 2013 and 2012, of which $960,000 was assumed by MBTH in 2013 and 2012. MBC is beneficially controlled and operated by Rick Mooers and Roger Branton, a director and the Chief Financial Officer, respectively, of the Company.